PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	$ 5,623
Balance at the end of period	5,266	$ 5,623
Right-of-use assets	212	204
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	5,723	5,575
Additions	125	1,885
Disposals	(29)	(323)
Foreign currency translation	(313)	(83)
Impact of deconsolidation due to loss of control and other	(84)	(1,331)
Balance at the end of period	5,422	5,723
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	763	488
Disposals	0	(65)
Foreign currency translation	(47)	(4)
Impact of deconsolidation due to loss of control and other	0	(593)
Revaluation (losses) gains, net	0	930
Balance at the end of period	716	763
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Provision for impairment	0	7
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	(863)	(828)
Disposals	34	84
Foreign currency translation	67	13
Impact of deconsolidation due to loss of control and other	36	162
Depreciation	(146)	(294)
Balance at the end of period	$ (872)	$ (863)